Related Parties Transactions and Balances (Details) - Schedule of compensation to related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Compensation To Related Parties Abstract
Compensation to directors employed by the Company	$ 616	$ 1,041	$ 1,122
Compensation to other key management personnel	487	444	1,245
Compensation to directors who are not employed by the Company	$ 200	$ 88	$ 80